Shareholder Report		12 Months Ended
		Oct. 31, 2025 USD ($) Holding	Oct. 31, 2024
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Vanguard Municipal Bond Funds
Entity Central Index Key		0000225997
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000007949
Shareholder Report [Line Items]
Fund Name		High-Yield Tax-Exempt Fund
Class Name		Investor Shares
Trading Symbol		VWAHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard High-Yield Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.17%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance. Higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest detractor for the Fund was its longer duration relative to its benchmark. Strong security selection and the portfolio’s structural composition partially offset that headwind.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg Municipal Bond Index
2015	$10,000	$10,000
2016	$10,282	$10,231
2016	$10,456	$10,355
2016	$10,752	$10,555
2016	$10,615	$10,406
2017	$10,307	$10,202
2017	$10,516	$10,370
2017	$10,796	$10,582
2017	$10,924	$10,634
2018	$10,929	$10,562
2018	$10,913	$10,531
2018	$11,095	$10,687
2018	$10,962	$10,579
2019	$11,277	$10,906
2019	$11,651	$11,180
2019	$11,987	$11,468
2019	$12,146	$11,576
2020	$12,470	$11,849
2020	$11,573	$11,422
2020	$12,515	$12,082
2020	$12,494	$11,992
2021	$13,038	$12,325
2021	$13,102	$12,306
2021	$13,413	$12,480
2021	$13,219	$12,308
2022	$13,025	$12,093
2022	$12,043	$11,336
2022	$12,253	$11,615
2022	$11,180	$10,834
2023	$12,259	$11,700
2023	$12,216	$11,662
2023	$12,314	$11,723
2023	$11,518	$11,120
2024	$12,811	$12,039
2024	$12,724	$11,905
2024	$13,125	$12,162
2024	$13,186	$12,198
2025	$13,262	$12,290
2025	$13,027	$12,103
2025	$12,971	$12,161
2025	$13,695	$12,707

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	3.86%	1.85%	3.19%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 16,606,000,000
Holdings Count | Holding		3,222
Advisory Fees Paid, Amount		$ 2,037,000
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$16,606
Number of Portfolio Holdings	3,222
Portfolio Turnover Rate	37%
Total Investment Advisory Fees (in thousands)	$2,037

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	0.7%
1 to 3 Years	1.5%
3 to 5 Years	4.3%
5 to 10 Years	12.5%
10 to 20 Years	26.7%
20 to 30 Years	37.3%
Greater than 30 Years	9.6%
Other Assets and Liabilities—Net	7.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007950
Shareholder Report [Line Items]
Fund Name		High-Yield Tax-Exempt Fund
Class Name		Admiral™ Shares
Trading Symbol		VWALX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard High-Yield Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance. Higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest detractor for the Fund was its longer duration relative to its benchmark. Strong security selection and the portfolio’s structural composition partially offset that headwind.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg Municipal Bond Index
2015	$50,000	$50,000
2016	$51,421	$51,155
2016	$52,301	$51,775
2016	$53,794	$52,773
2016	$53,128	$52,029
2017	$51,598	$51,011
2017	$52,656	$51,850
2017	$54,071	$52,909
2017	$54,726	$53,170
2018	$54,768	$52,809
2018	$54,698	$52,657
2018	$55,622	$53,435
2018	$54,960	$52,897
2019	$56,554	$54,532
2019	$58,440	$55,900
2019	$60,136	$57,338
2019	$60,950	$57,880
2020	$62,587	$59,247
2020	$58,093	$57,109
2020	$62,834	$60,411
2020	$62,743	$59,959
2021	$65,489	$61,625
2021	$65,820	$61,532
2021	$67,397	$62,398
2021	$66,438	$61,540
2022	$65,477	$60,463
2022	$60,552	$56,681
2022	$61,617	$58,075
2022	$56,233	$54,168
2023	$61,673	$58,498
2023	$61,471	$58,310
2023	$61,974	$58,615
2023	$57,980	$55,600
2024	$64,502	$60,195
2024	$64,080	$59,524
2024	$66,110	$60,809
2024	$66,431	$60,991
2025	$66,825	$61,448
2025	$65,657	$60,514
2025	$65,385	$60,807
2025	$69,050	$63,534

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	3.94%	1.93%	3.28%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 16,606,000,000
Holdings Count | Holding		3,222
Advisory Fees Paid, Amount		$ 2,037,000
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$16,606
Number of Portfolio Holdings	3,222
Portfolio Turnover Rate	37%
Total Investment Advisory Fees (in thousands)	$2,037

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	0.7%
1 to 3 Years	1.5%
3 to 5 Years	4.3%
5 to 10 Years	12.5%
10 to 20 Years	26.7%
20 to 30 Years	37.3%
Greater than 30 Years	9.6%
Other Assets and Liabilities—Net	7.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007953
Shareholder Report [Line Items]
Fund Name		Intermediate-Term Tax-Exempt Fund
Class Name		Investor Shares
Trading Symbol		VWITX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.17%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance. Higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest contributors to the Fund’s outperformance were security selection in and an overweight allocation to lower-quality bonds, including high-yield, BBB-rated, and A-rated issues. Additional value came from an overweight to 3% coupon bonds. Detractors included duration and curve positioning.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,227	$10,193	$10,231
2016	$10,325	$10,282	$10,355
2016	$10,474	$10,428	$10,555
2016	$10,363	$10,310	$10,406
2017	$10,158	$10,145	$10,202
2017	$10,323	$10,303	$10,370
2017	$10,497	$10,474	$10,582
2017	$10,545	$10,510	$10,634
2018	$10,454	$10,419	$10,562
2018	$10,412	$10,387	$10,531
2018	$10,554	$10,537	$10,687
2018	$10,461	$10,454	$10,579
2019	$10,783	$10,767	$10,906
2019	$11,010	$10,968	$11,180
2019	$11,286	$11,234	$11,468
2019	$11,366	$11,302	$11,576
2020	$11,603	$11,538	$11,849
2020	$11,228	$11,227	$11,422
2020	$11,831	$11,775	$12,082
2020	$11,785	$11,716	$11,992
2021	$12,069	$11,959	$12,325
2021	$12,052	$11,938	$12,306
2021	$12,188	$12,058	$12,480
2021	$12,052	$11,924	$12,308
2022	$11,845	$11,711	$12,093
2022	$11,204	$11,126	$11,336
2022	$11,464	$11,438	$11,615
2022	$10,839	$10,858	$10,834
2023	$11,587	$11,545	$11,700
2023	$11,563	$11,515	$11,662
2023	$11,582	$11,545	$11,723
2023	$11,130	$11,126	$11,120
2024	$11,942	$11,838	$12,039
2024	$11,838	$11,728	$11,905
2024	$12,069	$11,914	$12,162
2024	$12,117	$11,964	$12,198
2025	$12,219	$12,071	$12,290
2025	$12,108	$11,961	$12,103
2025	$12,225	$12,150	$12,161
2025	$12,703	$12,542	$12,707

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	4.84%	1.51%	2.42%
Bloomberg 1-15 Year Municipal Bond Index	4.83%	1.37%	2.29%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 82,961,000,000
Holdings Count | Holding		15,223
Advisory Fees Paid, Amount		$ 9,940,000
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$82,961
Number of Portfolio Holdings	15,223
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$9,940

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	3.5%
1 to 3 Years	5.8%
3 to 5 Years	9.4%
5 to 10 Years	31.6%
10 to 20 Years	44.5%
20 to 30 Years	2.2%
Greater than 30 Years	0.4%
Other Assets and Liabilities—Net	2.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007954
Shareholder Report [Line Items]
Fund Name		Intermediate-Term Tax-Exempt Fund
Class Name		Admiral™ Shares
Trading Symbol		VWIUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance. Higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest contributors to the Fund’s outperformance were security selection in and an overweight allocation to lower-quality bonds, including high-yield, BBB-rated, and A-rated issues. Additional value came from an overweight to 3% coupon bonds. Detractors included duration and curve positioning.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$50,000	$50,000	$50,000
2016	$51,146	$50,964	$51,155
2016	$51,645	$51,410	$51,775
2016	$52,404	$52,141	$52,773
2016	$51,865	$51,548	$52,029
2017	$50,856	$50,727	$51,011
2017	$51,690	$51,516	$51,850
2017	$52,575	$52,372	$52,909
2017	$52,832	$52,548	$53,170
2018	$52,385	$52,095	$52,809
2018	$52,188	$51,937	$52,657
2018	$52,909	$52,684	$53,435
2018	$52,453	$52,268	$52,897
2019	$54,077	$53,837	$54,532
2019	$55,227	$54,838	$55,900
2019	$56,622	$56,172	$57,338
2019	$57,034	$56,511	$57,880
2020	$58,233	$57,692	$59,247
2020	$56,362	$56,135	$57,109
2020	$59,402	$58,875	$60,411
2020	$59,185	$58,579	$59,959
2021	$60,620	$59,793	$61,625
2021	$60,550	$59,688	$61,532
2021	$61,242	$60,288	$62,398
2021	$60,571	$59,621	$61,540
2022	$59,543	$58,557	$60,463
2022	$56,333	$55,631	$56,681
2022	$57,649	$57,189	$58,075
2022	$54,518	$54,288	$54,168
2023	$58,294	$57,723	$58,498
2023	$58,185	$57,575	$58,310
2023	$58,294	$57,723	$58,615
2023	$56,031	$55,629	$55,600
2024	$60,130	$59,192	$60,195
2024	$59,615	$58,640	$59,524
2024	$60,790	$59,569	$60,809
2024	$61,043	$59,818	$60,991
2025	$61,571	$60,354	$61,448
2025	$61,026	$59,805	$60,514
2025	$61,628	$60,751	$60,807
2025	$64,050	$62,709	$63,534

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	4.92%	1.59%	2.51%
Bloomberg 1-15 Year Municipal Bond Index	4.83%	1.37%	2.29%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 82,961,000,000
Holdings Count | Holding		15,223
Advisory Fees Paid, Amount		$ 9,940,000
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$82,961
Number of Portfolio Holdings	15,223
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$9,940

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	3.5%
1 to 3 Years	5.8%
3 to 5 Years	9.4%
5 to 10 Years	31.6%
10 to 20 Years	44.5%
20 to 30 Years	2.2%
Greater than 30 Years	0.4%
Other Assets and Liabilities—Net	2.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007955
Shareholder Report [Line Items]
Fund Name		Limited-Term Tax-Exempt Fund
Class Name		Investor Shares
Trading Symbol		VMLTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Limited-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.17%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance. Higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest contributor to the Fund’s outperformance was its long-duration tilt and an overweight to credit (focusing on securities rated A and below). Sector allocation and security selection also added value.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg 1-5 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,073	$10,061	$10,231
2016	$10,102	$10,097	$10,355
2016	$10,176	$10,172	$10,555
2016	$10,131	$10,109	$10,406
2017	$10,050	$10,061	$10,202
2017	$10,143	$10,160	$10,370
2017	$10,228	$10,240	$10,582
2017	$10,239	$10,243	$10,634
2018	$10,179	$10,184	$10,562
2018	$10,156	$10,146	$10,531
2018	$10,268	$10,279	$10,687
2018	$10,231	$10,226	$10,579
2019	$10,415	$10,422	$10,906
2019	$10,522	$10,514	$11,180
2019	$10,688	$10,705	$11,468
2019	$10,718	$10,727	$11,576
2020	$10,843	$10,859	$11,849
2020	$10,677	$10,727	$11,422
2020	$11,025	$11,053	$12,082
2020	$11,028	$11,047	$11,992
2021	$11,146	$11,142	$12,325
2021	$11,144	$11,143	$12,306
2021	$11,198	$11,191	$12,480
2021	$11,138	$11,137	$12,308
2022	$11,008	$10,964	$12,093
2022	$10,702	$10,628	$11,336
2022	$10,902	$10,877	$11,615
2022	$10,587	$10,517	$10,834
2023	$10,986	$10,915	$11,700
2023	$10,965	$10,870	$11,662
2023	$10,997	$10,897	$11,723
2023	$10,869	$10,748	$11,120
2024	$11,271	$11,137	$12,039
2024	$11,264	$11,084	$11,905
2024	$11,438	$11,252	$12,162
2024	$11,541	$11,352	$12,198
2025	$11,636	$11,432	$12,290
2025	$11,658	$11,434	$12,103
2025	$11,877	$11,695	$12,161
2025	$12,045	$11,795	$12,707

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	4.37%	1.78%	1.88%
Bloomberg 1-5 Year Municipal Bond Index	3.91%	1.32%	1.66%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 32,843,000,000
Holdings Count | Holding		7,018
Advisory Fees Paid, Amount		$ 3,977,000
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$32,843
Number of Portfolio Holdings	7,018
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$3,977

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	17.2%
1 to 3 Years	21.1%
3 to 5 Years	25.3%
5 to 10 Years	27.8%
10 to 20 Years	1.3%
20 to 30 Years	4.2%
Greater than 30 Years	1.0%
Other Assets and Liabilities—Net	2.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007956
Shareholder Report [Line Items]
Fund Name		Limited-Term Tax-Exempt Fund
Class Name		Admiral™ Shares
Trading Symbol		VMLUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Limited-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance. Higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest contributor to the Fund’s outperformance was its long-duration tilt and an overweight to credit (focusing on securities rated A and below). Sector allocation and security selection also added value.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg 1-5 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$50,000	$50,000	$50,000
2016	$50,378	$50,305	$51,155
2016	$50,528	$50,484	$51,775
2016	$50,914	$50,860	$52,773
2016	$50,706	$50,545	$52,029
2017	$50,314	$50,307	$51,011
2017	$50,792	$50,798	$51,850
2017	$51,230	$51,199	$52,909
2017	$51,298	$51,213	$53,170
2018	$51,008	$50,920	$52,809
2018	$50,905	$50,730	$52,657
2018	$51,476	$51,394	$53,435
2018	$51,299	$51,130	$52,897
2019	$52,229	$52,109	$54,532
2019	$52,777	$52,570	$55,900
2019	$53,620	$53,525	$57,338
2019	$53,781	$53,635	$57,880
2020	$54,421	$54,297	$59,247
2020	$53,596	$53,633	$57,109
2020	$55,358	$55,265	$60,411
2020	$55,382	$55,235	$59,959
2021	$55,987	$55,709	$61,625
2021	$55,987	$55,717	$61,532
2021	$56,268	$55,954	$62,398
2021	$55,982	$55,684	$61,540
2022	$55,337	$54,819	$60,463
2022	$53,809	$53,140	$56,681
2022	$54,826	$54,383	$58,075
2022	$53,254	$52,586	$54,168
2023	$55,270	$54,574	$58,498
2023	$55,178	$54,348	$58,310
2023	$55,350	$54,485	$58,615
2023	$54,713	$53,741	$55,600
2024	$56,752	$55,684	$60,195
2024	$56,726	$55,421	$59,524
2024	$57,614	$56,259	$60,809
2024	$58,145	$56,760	$60,991
2025	$58,633	$57,161	$61,448
2025	$58,759	$57,171	$60,514
2025	$59,870	$58,476	$60,807
2025	$60,732	$58,977	$63,534

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	4.45%	1.86%	1.96%
Bloomberg 1-5 Year Municipal Bond Index	3.91%	1.32%	1.66%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 32,843,000,000
Holdings Count | Holding		7,018
Advisory Fees Paid, Amount		$ 3,977,000
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$32,843
Number of Portfolio Holdings	7,018
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$3,977

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	17.2%
1 to 3 Years	21.1%
3 to 5 Years	25.3%
5 to 10 Years	27.8%
10 to 20 Years	1.3%
20 to 30 Years	4.2%
Greater than 30 Years	1.0%
Other Assets and Liabilities—Net	2.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007957
Shareholder Report [Line Items]
Fund Name		Long-Term Tax-Exempt Fund
Class Name		Investor Shares
Trading Symbol		VWLTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.17%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance. Higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest detractor was the Fund’s longer duration relative to its benchmark. Strong security selection and the portfolio’s structural composition partially offset that headwind.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg Municipal Bond Index
2015	$10,000	$10,000
2016	$10,295	$10,231
2016	$10,455	$10,355
2016	$10,688	$10,555
2016	$10,539	$10,406
2017	$10,273	$10,202
2017	$10,453	$10,370
2017	$10,692	$10,582
2017	$10,783	$10,634
2018	$10,746	$10,562
2018	$10,695	$10,531
2018	$10,854	$10,687
2018	$10,719	$10,579
2019	$11,070	$10,906
2019	$11,395	$11,180
2019	$11,723	$11,468
2019	$11,862	$11,576
2020	$12,163	$11,849
2020	$11,626	$11,422
2020	$12,412	$12,082
2020	$12,343	$11,992
2021	$12,752	$12,325
2021	$12,752	$12,306
2021	$12,979	$12,480
2021	$12,796	$12,308
2022	$12,591	$12,093
2022	$11,664	$11,336
2022	$11,908	$11,615
2022	$10,972	$10,834
2023	$12,001	$11,700
2023	$11,950	$11,662
2023	$11,999	$11,723
2023	$11,255	$11,120
2024	$12,451	$12,039
2024	$12,291	$11,905
2024	$12,628	$12,162
2024	$12,665	$12,198
2025	$12,728	$12,290
2025	$12,522	$12,103
2025	$12,471	$12,161
2025	$13,157	$12,707

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	3.88%	1.29%	2.78%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 18,569,000,000
Holdings Count | Holding		3,953
Advisory Fees Paid, Amount		$ 2,219,000
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$18,569
Number of Portfolio Holdings	3,953
Portfolio Turnover Rate	35%
Total Investment Advisory Fees (in thousands)	$2,219

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	0.7%
1 to 3 Years	2.2%
3 to 5 Years	3.6%
5 to 10 Years	13.0%
10 to 20 Years	35.4%
20 to 30 Years	35.0%
Greater than 30 Years	4.9%
Other Assets and Liabilities—Net	5.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007958
Shareholder Report [Line Items]
Fund Name		Long-Term Tax-Exempt Fund
Class Name		Admiral™ Shares
Trading Symbol		VWLUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance. Higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest detractor was the Fund’s longer duration relative to its benchmark. Strong security selection and the portfolio’s structural composition partially offset that headwind.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg Municipal Bond Index
2015	$50,000	$50,000
2016	$51,488	$51,155
2016	$52,296	$51,775
2016	$53,474	$52,773
2016	$52,749	$52,029
2017	$51,430	$51,011
2017	$52,343	$51,850
2017	$53,551	$52,909
2017	$54,023	$53,170
2018	$53,849	$52,809
2018	$53,606	$52,657
2018	$54,415	$53,435
2018	$53,746	$52,897
2019	$55,517	$54,532
2019	$57,158	$55,900
2019	$58,812	$57,338
2019	$59,521	$57,880
2020	$61,045	$59,247
2020	$58,362	$57,109
2020	$62,321	$60,411
2020	$61,987	$59,959
2021	$64,054	$61,625
2021	$64,063	$61,532
2021	$65,220	$62,398
2021	$64,314	$61,540
2022	$63,295	$60,463
2022	$58,646	$56,681
2022	$59,887	$58,075
2022	$55,187	$54,168
2023	$60,375	$58,498
2023	$60,130	$58,310
2023	$60,393	$58,615
2023	$56,660	$55,600
2024	$62,689	$60,195
2024	$61,900	$59,524
2024	$63,605	$60,809
2024	$63,809	$60,991
2025	$64,136	$61,448
2025	$63,111	$60,514
2025	$62,869	$60,807
2025	$66,340	$63,534

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	3.97%	1.37%	2.87%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 18,569,000,000
Holdings Count | Holding		3,953
Advisory Fees Paid, Amount		$ 2,219,000
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$18,569
Number of Portfolio Holdings	3,953
Portfolio Turnover Rate	35%
Total Investment Advisory Fees (in thousands)	$2,219

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	0.7%
1 to 3 Years	2.2%
3 to 5 Years	3.6%
5 to 10 Years	13.0%
10 to 20 Years	35.4%
20 to 30 Years	35.0%
Greater than 30 Years	4.9%
Other Assets and Liabilities—Net	5.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007959
Shareholder Report [Line Items]
Fund Name		Ultra-Short-Term Tax-Exempt Fund
Class Name		Investor Shares
Trading Symbol		VWSTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Ultra-Short-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.17%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance, while higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest contributor to the Fund’s outperformance was a preference for fixed-rate over floating-rate securities earlier in the period when interest rates peaked. Leaning into lower-quality bonds also added value.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,018	$10,017	$10,231
2016	$10,038	$10,029	$10,355
2016	$10,079	$10,069	$10,555
2016	$10,064	$10,040	$10,406
2017	$10,056	$10,052	$10,202
2017	$10,107	$10,101	$10,370
2017	$10,146	$10,136	$10,582
2017	$10,160	$10,148	$10,634
2018	$10,146	$10,137	$10,562
2018	$10,153	$10,137	$10,531
2018	$10,227	$10,228	$10,687
2018	$10,229	$10,213	$10,579
2019	$10,323	$10,316	$10,906
2019	$10,379	$10,375	$11,180
2019	$10,475	$10,481	$11,468
2019	$10,503	$10,503	$11,576
2020	$10,573	$10,574	$11,849
2020	$10,521	$10,567	$11,422
2020	$10,686	$10,698	$12,082
2020	$10,698	$10,700	$11,992
2021	$10,739	$10,740	$12,325
2021	$10,745	$10,752	$12,306
2021	$10,762	$10,769	$12,480
2021	$10,742	$10,753	$12,308
2022	$10,681	$10,684	$12,093
2022	$10,550	$10,539	$11,336
2022	$10,657	$10,680	$11,615
2022	$10,534	$10,518	$10,834
2023	$10,736	$10,723	$11,700
2023	$10,761	$10,715	$11,662
2023	$10,824	$10,778	$11,723
2023	$10,826	$10,774	$11,120
2024	$11,076	$10,991	$12,039
2024	$11,115	$11,008	$11,905
2024	$11,270	$11,170	$12,162
2024	$11,369	$11,251	$12,198
2025	$11,465	$11,351	$12,290
2025	$11,520	$11,391	$12,103
2025	$11,690	$11,563	$12,161
2025	$11,797	$11,612	$12,707

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	3.76%	1.97%	1.67%
Bloomberg 1 Year Municipal Bond Index	3.22%	1.65%	1.51%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 16,744,000,000
Holdings Count | Holding		3,051
Advisory Fees Paid, Amount		$ 1,981,000
InvestmentCompanyPortfolioTurnover		74.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$16,744
Number of Portfolio Holdings	3,051
Portfolio Turnover Rate	74%
Total Investment Advisory Fees (in thousands)	$1,981

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	40.6%
1 to 3 Years	26.6%
3 to 5 Years	21.6%
5 to 10 Years	5.9%
10 to 20 Years	1.6%
20 to 30 Years	2.6%
Greater than 30 Years	0.5%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007960
Shareholder Report [Line Items]
Fund Name		Ultra-Short-Term Tax-Exempt Fund
Class Name		Admiral™ Shares
Trading Symbol		VWSUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Ultra-Short-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The U.S. municipal bond market produced solid returns for the period. By maturity, intermediate-term munis turned in a strong performance, while higher-rated munis outperformed those on the bottom rung of the investment-grade ladder.

  The biggest contributor to the Fund’s outperformance was a preference for fixed-rate over floating-rate securities earlier in the period when interest rates peaked. Leaning into lower-quality bonds also added value.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$50,000	$50,000	$50,000
2016	$50,101	$50,083	$51,155
2016	$50,208	$50,146	$51,775
2016	$50,428	$50,346	$52,773
2016	$50,370	$50,199	$52,029
2017	$50,342	$50,262	$51,011
2017	$50,607	$50,506	$51,850
2017	$50,818	$50,679	$52,909
2017	$50,901	$50,738	$53,170
2018	$50,844	$50,683	$52,809
2018	$50,890	$50,686	$52,657
2018	$51,273	$51,138	$53,435
2018	$51,286	$51,067	$52,897
2019	$51,769	$51,580	$54,532
2019	$52,059	$51,877	$55,900
2019	$52,550	$52,403	$57,338
2019	$52,701	$52,517	$57,880
2020	$53,067	$52,872	$59,247
2020	$52,816	$52,837	$57,109
2020	$53,655	$53,492	$60,411
2020	$53,725	$53,498	$59,959
2021	$53,943	$53,701	$61,625
2021	$53,984	$53,759	$61,532
2021	$54,077	$53,845	$62,398
2021	$53,989	$53,767	$61,540
2022	$53,692	$53,422	$60,463
2022	$53,045	$52,696	$56,681
2022	$53,593	$53,399	$58,075
2022	$52,987	$52,588	$54,168
2023	$54,012	$53,614	$58,498
2023	$54,149	$53,576	$58,310
2023	$54,475	$53,888	$58,615
2023	$54,498	$53,872	$55,600
2024	$55,766	$54,954	$60,195
2024	$55,972	$55,041	$59,524
2024	$56,764	$55,851	$60,809
2024	$57,275	$56,253	$60,991
2025	$57,772	$56,757	$61,448
2025	$58,058	$56,955	$60,514
2025	$58,929	$57,816	$60,807
2025	$59,478	$58,062	$63,534

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	3.85%	2.06%	1.75%
Bloomberg 1 Year Municipal Bond Index	3.22%	1.65%	1.51%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 16,744,000,000
Holdings Count | Holding		3,051
Advisory Fees Paid, Amount		$ 1,981,000
InvestmentCompanyPortfolioTurnover		74.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$16,744
Number of Portfolio Holdings	3,051
Portfolio Turnover Rate	74%
Total Investment Advisory Fees (in thousands)	$1,981

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	40.6%
1 to 3 Years	26.6%
3 to 5 Years	21.6%
5 to 10 Years	5.9%
10 to 20 Years	1.6%
20 to 30 Years	2.6%
Greater than 30 Years	0.5%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007961
Shareholder Report [Line Items]
Fund Name		Municipal Money Market Fund
Class Name		Investor Shares
Trading Symbol		VMSXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Municipal Money Market Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$12	0.12%

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.12%
Material Change Date			Oct. 31, 2024
AssetsNet		$ 17,804,000,000
Holdings Count | Holding		1,053
Advisory Fees Paid, Amount		$ 4,550,000
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$17,804
Number of Portfolio Holdings	1,053
Total Investment Advisory Fees (in thousands)	$4,550

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of October 31, 2025)

1 to 7 Days	92.2%
8 to 30 Days	0.9%
31 to 60 Days	1.5%
61 to 90 Days	0.5%
91 to 180 Days	1.6%
Over 180 Days	2.2%
Other Assets and Liabilities—Net	1.1%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Fund was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]		During the reporting period, the expense ratio for the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000153132
Shareholder Report [Line Items]
Fund Name		Tax-Exempt Bond Index Fund
Class Name		ETF Shares
Trading Symbol		VTEB
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Tax-Exempt Bond Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

Expenses Paid, Amount		$ 4
Expense Ratio, Percent		0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Municipal bonds lagged their taxable counterparts during the fiscal year. Early in 2025, muni bonds posted losses as heavy issuance and elevated yields weighed on the market. Enthusiasm for fixed income remained muted while anticipated rate cuts were repeatedly delayed. Conditions improved by midyear as inflation cooled and the outlook for Fed policy became more favorable, drawing investors back to the tax-exempt market.

  In general, intermediate-term issues performed best, as did intermediate quality.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	S&P National AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,243	$10,241	$10,231
2016	$10,362	$10,367	$10,355
2016	$10,554	$10,557	$10,555
2016	$10,429	$10,432	$10,406
2017	$10,214	$10,214	$10,202
2017	$10,365	$10,366	$10,370
2017	$10,566	$10,568	$10,582
2017	$10,627	$10,633	$10,634
2018	$10,562	$10,574	$10,562
2018	$10,503	$10,519	$10,531
2018	$10,657	$10,675	$10,687
2018	$10,536	$10,556	$10,579
2019	$10,855	$10,872	$10,906
2019	$11,121	$11,137	$11,180
2019	$11,420	$11,434	$11,468
2019	$11,522	$11,535	$11,576
2020	$11,786	$11,795	$11,849
2020	$11,367	$11,379	$11,422
2020	$11,996	$12,003	$12,082
2020	$11,912	$11,921	$11,992
2021	$12,229	$12,238	$12,325
2021	$12,212	$12,223	$12,306
2021	$12,372	$12,389	$12,480
2021	$12,222	$12,246	$12,308
2022	$12,016	$12,042	$12,093
2022	$11,299	$11,322	$11,336
2022	$11,577	$11,597	$11,615
2022	$10,840	$10,859	$10,834
2023	$11,652	$11,685	$11,700
2023	$11,621	$11,653	$11,662
2023	$11,662	$11,698	$11,723
2023	$11,090	$11,124	$11,120
2024	$12,002	$12,039	$12,039
2024	$11,852	$11,883	$11,905
2024	$12,099	$12,135	$12,162
2024	$12,143	$12,176	$12,198
2025	$12,220	$12,250	$12,290
2025	$12,044	$12,079	$12,103
2025	$12,061	$12,099	$12,161
2025	$12,595	$12,635	$12,707

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	3.73%	1.12%	2.33%
ETF Shares Market Price	3.68%	1.16%	2.33%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.37%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Oct. 31, 2024
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 44,034,000,000
Holdings Count | Holding		9,962
Advisory Fees Paid, Amount		$ 3,147,000
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$44,034
Number of Portfolio Holdings	9,962
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$3,147

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	4.6%
1 to 3 Years	8.0%
3 to 5 Years	7.8%
5 to 10 Years	19.2%
10 to 20 Years	30.1%
20 to 30 Years	27.4%
Greater than 30 Years	2.7%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]		During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000153131
Shareholder Report [Line Items]
Fund Name		Tax-Exempt Bond Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VTEAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Tax-Exempt Bond Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$8	0.08%

Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Municipal bonds lagged their taxable counterparts during the fiscal year. Early in 2025, muni bonds posted losses as heavy issuance and elevated yields weighed on the market. Enthusiasm for fixed income remained muted while anticipated rate cuts were repeatedly delayed. Conditions improved by midyear as inflation cooled and the outlook for Fed policy became more favorable, drawing investors back to the tax-exempt market.

  In general, intermediate-term issues performed best, as did intermediate quality.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	S&P National AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,244	$10,241	$10,231
2016	$10,366	$10,367	$10,355
2016	$10,558	$10,557	$10,555
2016	$10,436	$10,432	$10,406
2017	$10,221	$10,214	$10,202
2017	$10,368	$10,366	$10,370
2017	$10,573	$10,568	$10,582
2017	$10,630	$10,633	$10,634
2018	$10,567	$10,574	$10,562
2018	$10,508	$10,519	$10,531
2018	$10,661	$10,675	$10,687
2018	$10,540	$10,556	$10,579
2019	$10,859	$10,872	$10,906
2019	$11,125	$11,137	$11,180
2019	$11,426	$11,434	$11,468
2019	$11,528	$11,535	$11,576
2020	$11,791	$11,795	$11,849
2020	$11,369	$11,379	$11,422
2020	$11,996	$12,003	$12,082
2020	$11,910	$11,921	$11,992
2021	$12,229	$12,238	$12,325
2021	$12,210	$12,223	$12,306
2021	$12,369	$12,389	$12,480
2021	$12,216	$12,246	$12,308
2022	$12,010	$12,042	$12,093
2022	$11,292	$11,322	$11,336
2022	$11,567	$11,597	$11,615
2022	$10,830	$10,859	$10,834
2023	$11,641	$11,685	$11,700
2023	$11,611	$11,653	$11,662
2023	$11,650	$11,698	$11,723
2023	$11,074	$11,124	$11,120
2024	$11,984	$12,039	$12,039
2024	$11,832	$11,883	$11,905
2024	$12,080	$12,135	$12,162
2024	$12,126	$12,176	$12,198
2025	$12,196	$12,250	$12,290
2025	$12,026	$12,079	$12,103
2025	$12,039	$12,099	$12,161
2025	$12,571	$12,635	$12,707

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	3.67%	1.09%	2.31%
S&P National AMT-Free Municipal Bond Index	3.77%	1.17%	2.37%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Oct. 31, 2024
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 44,034,000,000
Holdings Count | Holding		9,962
Advisory Fees Paid, Amount		$ 3,147,000
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$44,034
Number of Portfolio Holdings	9,962
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$3,147

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	4.6%
1 to 3 Years	8.0%
3 to 5 Years	7.8%
5 to 10 Years	19.2%
10 to 20 Years	30.1%
20 to 30 Years	27.4%
Greater than 30 Years	2.7%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]		During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000247740
Shareholder Report [Line Items]
Fund Name		Intermediate-Term Tax-Exempt Bond ETF
Class Name		ETF Shares
Trading Symbol		VTEI
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Bond ETF (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.08%

Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Municipal bonds lagged their taxable counterparts during the fiscal year. Early in 2025, muni bonds posted losses as heavy issuance and elevated yields weighed on the market. Enthusiasm for fixed income remained muted while anticipated rate cuts were repeatedly delayed. Conditions improved by midyear as inflation cooled and the outlook for Federal Reserve policy became more favorable, drawing investors back to the tax-exempt market.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	S&P Intermediate Term National AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
1/26/24	$10,000	$10,000	$10,000
2024	$10,146	$10,153	$10,193
2025	$10,599	$10,605	$10,618

Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/26/24
ETF Shares Net Asset Value	4.46%	3.36%
ETF Shares Market Price	4.39%	3.42%
S&P Intermediate Term National AMT-Free Municipal Bond Index	4.45%	3.39%
Bloomberg Municipal Bond Index	4.17%	3.46%

Performance Inception Date		Jan. 26, 2024
No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 1,007,000,000
Holdings Count | Holding		4,424
Advisory Fees Paid, Amount		$ 65,000
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$1,007
Number of Portfolio Holdings	4,424
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$65

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	5.9%
1 to 3 Years	11.1%
3 to 5 Years	11.3%
5 to 10 Years	27.8%
10 to 20 Years	43.4%
20 to 30 Years	0.1%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000254940
Shareholder Report [Line Items]
Fund Name		Core Tax-Exempt Bond ETF
Class Name		ETF Shares
Trading Symbol		VCRM
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Core Tax-Exempt Bond ETF (the "Fund") for the period of November 19, 2024, to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$12Footnote Reference1	0.12%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount	[1]	$ 12
Expense Ratio, Percent	[2]	0.12%
Expenses Short Period Footnote [Text Block]		Costs would be higher for a full year.
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  From its inception on November 19, 2024, through October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The Fund is actively managed and seeks to provide total return through capital appreciation and current income that is exempt from federal personal income taxes.

  The biggest contributors to the Fund’s outperformance were an overweight allocation to credit, tactical positions in discount-priced bonds, and opportunities captured among new-issue premium bonds.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	S&P Broad AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
11/19/24	$10,000	$10,000	$10,000
2025	$10,431	$10,309	$10,333

Average Annual Return [Table Text Block]
Since Inception 11/19/24
ETF Shares Net Asset Value	4.31%
ETF Shares Market Price	4.35%
S&P Broad AMT-Free Municipal Bond Index	3.09%
Bloomberg Municipal Bond Index	3.33%

Performance Inception Date		Nov. 19, 2024
No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 652,000,000
Holdings Count | Holding		1,510
Advisory Fees Paid, Amount		$ 31,000
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$652
Number of Portfolio Holdings	1,510
Portfolio Turnover Rate	18%
Total Investment Advisory Fees (in thousands)	$31

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	2.7%
1 to 3 Years	6.0%
3 to 5 Years	6.3%
5 to 10 Years	17.2%
10 to 20 Years	33.2%
20 to 30 Years	25.2%
Greater than 30 Years	8.6%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000254941
Shareholder Report [Line Items]
Fund Name		Short Duration Tax-Exempt Bond ETF
Class Name		ETF Shares
Trading Symbol		VSDM
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Short Duration Tax-Exempt Bond ETF (the "Fund") for the period of November 19, 2024, to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$12Footnote Reference1	0.12%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount	[3]	$ 12
Expense Ratio, Percent	[4]	0.12%
Expenses Short Period Footnote [Text Block]		Costs would be higher for a full year.
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  From its inception on November 19, 2024, through October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The Fund is actively managed and seeks to provide current income that is exempt from federal personal income taxes, with limited price volatility.

  The biggest contributors to the Fund’s outperformance were its long-duration tilt and an overweight to credit, with a focus on securities rated A and below. Sector allocation and security selection also added value.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	S&P Broad AMT-Free Municipal Bond 0-7 Year Index	Bloomberg Municipal Bond Index
11/19/24	$10,000	$10,000	$10,000
2025	$10,484	$10,373	$10,333

Average Annual Return [Table Text Block]
Since Inception 11/19/24
ETF Shares Net Asset Value	4.84%
ETF Shares Market Price	4.87%
S&P Broad AMT-Free Municipal Bond 0-7 Year Index	3.73%
Bloomberg Municipal Bond Index	3.33%

Performance Inception Date		Nov. 19, 2024
No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 276,000,000
Holdings Count | Holding		1,467
Advisory Fees Paid, Amount		$ 11,000
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$276
Number of Portfolio Holdings	1,467
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$11

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

Less than 1 Year	6.8%
1 to 3 Years	22.5%
3 to 5 Years	26.8%
5 to 10 Years	37.1%
10 to 20 Years	1.5%
20 to 30 Years	2.4%
Greater than 30 Years	1.0%
Other Assets and Liabilities—Net	1.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000260433
Shareholder Report [Line Items]
Fund Name		Long-Term Tax-Exempt Bond ETF
Class Name		ETF Shares
Trading Symbol		VTEL
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Bond ETF (the "Fund") for the period of May 20, 2025, to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4Footnote Reference1	0.09%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount	[5]	$ 4
Expense Ratio, Percent	[6]	0.09%
Expenses Short Period Footnote [Text Block]		Costs would be higher for a full year.
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  From its inception on May 20, 2025, through October 31, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The Fund seeks to track the performance of a benchmark index that measures the investment-grade segment of the U.S. municipal bond market with remaining maturities greater than 10 years.

  After a challenging start to the year marked by heavy issuance and delays in expected rate cuts, the tax-exempt market remained under pressure into early summer. Enthusiasm began to recover midyear as inflation showed signs of easing and the Federal Reserve initiated its first rate cut in September, which helped support muni performance.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	S&P 10+ Year National AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
5/20/25	$10,000	$10,000	$10,000
2025	$10,545	$10,540	$10,493

Average Annual Return [Table Text Block]
Since Inception 5/20/25
ETF Shares Net Asset Value	5.45%
ETF Shares Market Price	5.76%
S&P 10+ Year National AMT-Free Municipal Bond Index	5.40%
Bloomberg Municipal Bond Index	4.93%

Performance Inception Date		May 20, 2025
No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 130,000,000
Holdings Count | Holding		2,465
Advisory Fees Paid, Amount		$ 1,000
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$130
Number of Portfolio Holdings	2,465
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$1

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of October 31, 2025)

5 to 10 Years	0.1%
10 to 20 Years	49.2%
20 to 30 Years	45.6%
Greater than 30 Years	4.0%
Other Assets and Liabilities—Net	1.1%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Costs would be higher for a full year.
[2]	Annualized.
[3]	Costs would be higher for a full year.
[4]	Annualized.
[5]	Costs would be higher for a full year.
[6]	Annualized.